Debt Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Obligations
Debt Obligations

6. Debt Obligations

Secured Debt

Mortgage Loans

Certain real estate assets are subject to mortgage liens. During the nine months ended September 30, 2015, the Company assumed $153,877 of non-recourse mortgages in connection with 17 real estate acquisitions. During the year ended December 31, 2014, the Company assumed $45,607 of non-recourse mortgages in connection with four real estate acquisitions. The Company was in compliance with the covenants under the mortgages at September 30, 2015. The following is a summary of the Company’s secured financing arrangements as of September 30, 2015:

	Encumbered Properties	Balance	Interest Rate	Weighted-average Effective Interest Rate	Weighted-average Maturity
Fixed-rate mortgages	27	$292,330	3.28% to 7.46%	5.39%	October 2016 to June 2029
Variable-rate mortgages (1)	1	15,559	1 Month LIBOR + 2.10%	2.26%	December 2020
Total secured financings	28	$307,889
Above market interest		10,985
Balance at September 30, 2015	28	$318,874

(1)

The floating interest rate on this mortgage is hedged by an interest rate swap which has a maturity date of December 2020. Refer to Note 10 for further information on hedging and the Company’s derivative instruments.

The following is a summary of the Company’s secured financing arrangements as of December 31, 2014:

	Encumbered Properties	Balance	Interest Rate	Weighted-average Effective Interest Rate	Weighted-average Maturity
Fixed-rate mortgages	10	$142,279	3.28% to 7.46%	5.41%	October 2016 to June 2029
Variable-rate mortgages (1)	1	15,782	1 Month LIBOR + 2.10%	2.26%	December 2020
Total secured financings	11	$158,061
Above market interest		3,581
Balance at December 31, 2014	11	$161,642

(1)

The floating interest rate on this mortgage is hedged by an interest rate swap which has a maturity date of December 2020. Refer to Note 10 for further information on hedging and the Company’s derivative instruments.

Secured Credit Facility

The Company’s $150,000 senior secured credit facility, or Secured Credit Facility, effective as of September 2013, was terminated on June 9, 2014. The Secured Credit Facility originally had a borrowing capacity of $100,000 until February 2014, when the Company exercised the $50,000 accordion feature, which increased its borrowing capacity to $150,000. The Secured Credit Facility had an initial borrowing rate of LIBOR plus 1.90%.

Unsecured Debt

Unsecured Credit Facility and Term Loan

On June 9, 2014, the Company entered into a $400,000 unsecured credit facility consisting of a $200,000 senior term loan, or the Term Loan, and a $200,000 senior revolving credit facility, or the Unsecured Credit Facility. In January 2015, the Company expanded the Unsecured Credit Facility, increasing the revolving borrowing capacity from $200,000 to $400,000 and the accordion feature by $200,000, which if exercised in full would bring the total borrowing capacity under the Unsecured Credit Facility and Term Loan to $1,000,000. In May 2015, the Company amended the revolving borrowing capacity to bifurcate the Unsecured Credit Facility into a $350,000 tranche denominated in U.S. dollars and a $50,000 tranche that may be denominated in certain foreign currencies. In July 2015, the Company expanded the Term Loan from $200,000 to $300,000 and exercised a portion of the accordion feature in the Unsecured Credit Facility to increase the borrowing capacity under the U.S denominated tranche of the Unsecured Credit Facility from $350,000 to $450,000. In September 2015, the Company borrowed $10,120  (€9,000) under the foreign currency denominated tranche of the Unsecured Credit Facility. The Company designated the euro loan as a net investment hedge to mitigate the risk from fluctuations in foreign currency exchange rates. Refer to Note 10, Derivative Instruments, for further information on the net investment hedge. The Term Loan expires in June 2019 and the Unsecured Credit Facility expires in June 2018, but may be extended for an additional year upon the payment of applicable fees and satisfaction of certain customary conditions.

Interest on outstanding balances on the Term Loan and advances made on the Unsecured Credit Facility is incurred at a floating rate based upon LIBOR plus an applicable margin ranging from 1.35% to 2.05%, depending on the Company’s total leverage ratio. The Term Loan has a borrowing rate of one-month USD LIBOR plus 1.45%, the Unsecured Credit Facility tranche denominated in U.S. dollars has a borrowing rate of one-month USD LIBOR plus 1.50%, and the Unsecured Credit Facility tranche denominated in foreign currencies has a borrowing rate of one-month EURIBOR plus 1.50%. In connection with the $200,000 original Term Loan, the Company also entered into a fixed rate swap agreement with the lender, JP Morgan Chase Bank, N.A., which has been designated as an effective cash flow hedge resulting in a combined effective fixed rate of 3.42% which equals the hedge interest rate of 1.82% plus the applicable base rate of 1.60%.

The Term Loan and the Unsecured Credit Facility are guaranteed by Gramercy Property Trust Inc. and certain subsidiaries. The facilities include a series of financial and other covenants that the Company must comply with in order to borrow under the facilities, and the Company is also subject to the restrictions contained in the Merger Agreement. The Company was in compliance with the covenants under the facilities at September 30, 2015. As of September 30, 2015, there were borrowings of $300,000 outstanding under the Term Loan and borrowings of $270,059 outstanding under the Unsecured Credit Facility.

Exchangeable Senior Notes

On March 24, 2014, the Company issued $115,000 of 3.75% Exchangeable Senior Notes. The Exchangeable Senior Notes are senior unsecured obligations of the Operating Partnership and are guaranteed by the Company on a senior unsecured basis. The Exchangeable Senior Notes mature on March 15, 2019 and will be exchangeable, under certain circumstances, for cash, for shares of the Company’s common stock or for a combination of cash and shares of the Company’s common stock, at the Company’s election. The Exchangeable Senior Notes will also be exchangeable prior to the close of business on the second scheduled trading day immediately preceding the stated maturity date, at any time beginning on December 15, 2018, and also upon the occurrence of certain events. On or after March 20, 2017, in certain circumstances, the Company may redeem all or part of the Exchangeable Senior Notes for cash at a price equal to 100% of the principal amount of the Exchangeable Senior Notes to be redeemed, plus accrued and unpaid interest up to, but excluding, the redemption date. As a result of transactions contemplated by the Merger Agreement, the Exchangeable Senior Notes became exchangeable at the option of the holder commencing August 13, 2015 and will remain exchangeable through 35 trading days following the consummation of the Merger, if the Merger is consummated, in each case, in accordance with the terms of the indenture governing the Exchangeable Senior Notes. As of the period ended September 30, 2015, no holders elected to exercise the aforementioned exchange option.

The Exchangeable Senior Notes have a current exchange rate of 40.3832 shares of the Company’s common stock per $1.0 principal amount of the Exchangeable Senior Notes, representing an exchange price of approximately $24.76 per share of the Company’s common stock. The exchange rate is subject to adjustment under certain circumstances.

Due to the New York Stock Exchange’s limitation on the issuance of more than 19.99% of a company’s common stock outstanding without shareholder approval for issuances above this threshold, the embedded exchange option in the Exchangeable Senior Notes did not qualify for equity classification at the time of issuance. Instead, it was accounted for as a derivative liability upon issuance. As such, the value of the Exchangeable Senior Notes’ conversion options was recorded as a derivative liability on the balance sheet upon issuance of the Exchangeable Senior Notes. On June 26, 2014, the Company obtained the appropriate shareholder approval, and reclassified the embedded exchange option at a fair value of $11,726 into additional paid-in-capital within stockholders’ equity and recorded a loss on derivative of $3,415 on the Condensed Consolidated Statements of Operations.

Combined aggregate principal maturities of the Company's unsecured debt obligations, non-recourse mortgages and Exchangeable Senior Notes, in addition to associated interest payments, as of September 30, 2015 are as follows:

	Unsecured Debt	Mortgage Notes Payable	Exchangeable Senior Notes	Interest Payments	Total
October 1 through December 31, 2015	$-	$1,661	$-	$7,401	$9,062
2016	-	28,200	-	33,708	61,908
2017	-	22,004	-	31,729	53,733
2018	270,059	35,045	-	27,582	332,686
2019	300,000	17,422	115,000	17,342	449,764
Thereafter	-	203,557	-	17,888	221,445
Above market interest	-	-	-	4,982	4,982
Total	$570,059	$307,889	$115,000	$140,632	$1,133,580

6. Debt Obligations

Secured Debt

Certain real estate assets are subject to mortgage liens. The following is a summary of the Company’s secured financing arrangements as of December 31, 2014:

	Encumbered Properties	Balance	Interest Rate	Weighted-average Effective Interest Rate	Weighted-average Maturity
Fixed-rate mortgages	10	$142,279	3.28% to 7.46%	5.41%	October 2016 to June 2029
Variable-rate mortgages (1)	1	15,782	1 Month LIBOR + 2.10%	2.26%	December 2020
Total secured financings	11	$158,061
Above market interest		3,581
Balance at December, 31, 2014	11	$161,642

(1) This mortgage is hedged by an interest rate swap which has a maturity date of December 2020. Refer to Note 11 for further information on hedging and the Company’s derivative instruments.

Mortgage Loans

Certain real estate assets are subject to mortgage loans. During 2014, the Company assumed $45,607 of non-recourse mortgages in connection with four real estate acquisitions. During 2013, the Company assumed $48,899 of non-recourse mortgages in connection with two real estate acquisitions. During 2013, the Company also entered into a total of $72,245 non-recourse mortgage loans, secured by five properties, with a weighted average fixed-rate of 4.83% and a weighted-average floating rate of LIBOR + 2.10%.

Secured Credit Facility

On September 4, 2013, the Company entered into a Credit and Guaranty Agreement, with Deutsche Bank Securities, Inc., as lead arranger and bookrunner, and Deutsche Bank AG New York Branch, as administrative agent, for a $100,000 senior secured revolving credit facility, which Credit and Guaranty Agreement was amended and restated on September 24, 2013, or the Secured Credit Facility. The Company exercised the $50,000 accordion feature in February 2014, which increased its borrowing capacity to $150,000. The maturity date of the revolving credit facility was September 2015, with one 12-month extension option exercisable by the Company, subject, among other things, to there being an absence of an event of default under the Secured Credit Facility and to the payment of an extension fee. The Secured Credit Facility was guaranteed by Gramercy Property Trust Inc. and certain subsidiaries and was secured by first priority mortgages on designated properties, or the Borrowing Base. Outstanding borrowings under the Secured Credit Facility were limited to the lesser of (i) the sum of the $100,000 revolving commitment and the maximum $50,000 commitment increase available or (ii) 60.0% of the value of the Borrowing Base. Interest on advances made on the Secured Credit Facility, were incurred at a floating rate based upon, at the Company’s option, either (i) LIBOR plus the applicable LIBOR margin, or (ii) the applicable base rate which is the greater of the Prime Rate, 0.50% above the Federal Funds Rate, or 30-day LIBOR plus 1.00%. The applicable LIBOR margin ranged from 1.90% to 2.75%, depending on the ratio of the Company’s outstanding consolidated indebtedness to the value of the Company’s consolidated gross assets. As of December 31, 2013, there were borrowings of $45,000 outstanding under the Secured Credit Facility and 18 properties in the Borrowing Base. On June 9, 2014, the Company terminated the Secured Credit Facility and concurrently replaced it with an unsecured credit facility, as discussed below. The Company recorded a net loss on the early extinguishment of debt of $1,925 for the year ended December 31, 2014 in connection with the unamortized deferred financing costs that were immediately expensed upon termination.

Unsecured Debt

On June 9, 2014, the Company entered into a Revolving Credit and Term Loan Agreement with lead arrangers JP Morgan Chase Bank, N.A, administrative agent, and Merrill Lynch, Pierce, Fenner and Smith Incorporated, as syndication agent, for a $400,000 unsecured credit facility, consisting of a $200,000 senior term loan, or the Term Loan, and a $200,000 senior revolving credit facility, or the Unsecured Credit Facility. The aggregate amount of the Term Loan and Unsecured Credit Facility may be increased to a total of up to $800,000, in the aggregate, subject to the approval of the lender and satisfaction of certain customary terms. The $200,000 Term Loan expires in June 2019 and was used to repay the existing $200,000 mortgage loan secured by the Bank of America Portfolio at the time of the Company’s acquisition of the remaining 50% equity interest in the Bank of America Portfolio joint venture. The $200,000 Unsecured Credit Facility expires in June 2018, with an option for a one-year extension, and replaces the Company’s previously existing $150,000 Secured Credit Facility, which was terminated simultaneously.

Interest on outstanding balances on the Term Loan and advances made on the Unsecured Credit Facility, is incurred at a floating rate based upon, at the Company’s option, either (i) LIBOR plus an applicable margin ranging from 1.35% to 2.05%, depending on the Company’s total leverage ratio, or (ii) the applicable base rate plus an applicable margin ranging from 0.35% to 1.05%, depending on the Company’s total leverage ratio. The applicable base rate is the greater of (x) the prime rate, (y) 0.50% above the Federal Funds Effective Rate, and (z) 30-day LIBOR plus 1.00%. The Term Loan has a borrowing rate of one-month LIBOR plus 1.60% and the Unsecured Credit Facility has a borrowing rate of one month LIBOR plus 1.65%. In connection with the Term Loan, the Company also entered into a fixed rate swap agreement with the lender, JP Morgan Chase Bank, N.A., which has been designated as an effective cash flow hedge. The combined effective fixed rate of the Term Loan is 3.42% which equals the hedge interest rate of 1.82% plus the applicable base rate of 1.60%.

The Term Loan and Unsecured Credit Facility are guaranteed by Gramercy Property Trust Inc. and certain subsidiaries. The facilities include a series of financial and other covenants that the Company must comply with in order to borrow under the facilities. The Company is in compliance with the covenants under the facilities at December 31, 2014. As of December 31, 2014, there were borrowings of $200,000 outstanding under the Term Loan and no borrowings outstanding under the Unsecured Credit Facility.

Exchangeable Senior Notes

On March 18, 2014, the Company issued $115,000 of 3.75% Exchangeable Senior Notes. The Exchangeable Senior Notes are senior unsecured obligations of the Operating Partnership and are guaranteed by the Company on a senior unsecured basis. The Exchangeable Senior Notes mature on March 15, 2019, unless redeemed, repurchased or exchanged in accordance with their terms prior to such date and will be exchangeable, under certain circumstances, for cash, for shares of the Company’s common stock or for a combination of cash and shares of the Company’s common stock, at the Operating Partnership's election. The Exchangeable Senior Notes will also be exchangeable prior to the close of business on the second scheduled trading day immediately preceding the stated maturity date, at any time beginning on December 15, 2018, and also upon the occurrence of certain events. On or after March 20, 2017, in certain circumstances, the Operating Partnership may redeem all or part of the Exchangeable Senior Notes for cash at a price equal to 100% of the principal amount of the Exchangeable Senior Notes to be redeemed, plus accrued and unpaid interest up to, but excluding, the redemption date.

The Exchangeable Senior Notes had an initial exchange rate of 161.1863 shares of the Company’s common stock per $1.0 principal amount of the Exchangeable Senior Notes, representing an exchange price of approximately $6.20 per share of the Company’s common stock. The initial exchange rate is subject to adjustment under certain circumstances. As of December 31, 2014, the Exchangeable Senior Notes have a current exchange rate of 161.5329 shares of the Company’s common stock per $1.0 principal amount of the Exchangeable Senior Notes, representing an exchange price of approximately $6.19 per share of the Company’s common stock. The fair value of the Exchangeable Senior Notes was determined at issuance to be $106,689. The discount is being amortized to interest expense over the expected life of the Exchangeable Senior Notes. As of December 31, 2014, the principal amount of the Exchangeable Senior Notes was $115,000, the unamortized discount was $7,164, and the carrying value was $107,836. As of December 31, 2014, and if Exchangeable Senior Notes were eligible for conversion, the Company could issue shares valued at $128,176 based upon the Company’s closing stock price of $6.90, which would exceed the value of the outstanding principal by $13,176.

Due to the New York Stock Exchange’s limitation on the issuance of more than 19.99% of a company’s common stock outstanding without shareholder approval for issuances above this threshold, the embedded exchange option in the Exchangeable Senior Notes did not qualify for equity classification at the time of issuance. Instead, it was accounted for as a derivative liability upon issuance. As such, the value of the Exchangeable Senior Notes’ conversion options was recorded as a derivative liability on the balance sheet upon issuance of the Exchangeable Senior Notes. On June 26, 2014, the Company obtained the appropriate shareholder approval, and reclassified the embedded exchange option at a fair value of $11,726 into additional paid-in-capital within stockholders’ equity, which is the carrying amount of the equity component as of December 31, 2014. For the year ended December 31, 2014, the Company recorded a loss on derivative of $3,415 on the Consolidated Statements of Operations.

Combined aggregate principal maturities of the Company's unsecured debt obligations, non-recourse mortgages, and Exchangeable Senior Notes, in addition to associated interest payments, as of December 31, 2014 are as follows:

	Unsecured Debt	Mortgage Notes Payable	Exchangeable Senior Notes	Interest Payments	Total
2015	$-	$3,877	$-	$19,277	$23,154
2016	-	12,441	-	19,020	31,461
2017	-	19,097	-	17,909	37,006
2018	-	31,977	-	16,318	48,295
2019	200,000	3,067	115,000	9,941	328,008
Thereafter	-	87,602	-	14,201	101,803
Below market interest	-	-	-	(3,581)	(3,581)
Total	$200,000	$158,061	$115,000	$93,085	$566,146

During the years ended December 31, 2014 and 2013, the Company capitalized $67 and $94, respectively, of interest associated with redevelopment activities.